Related party transactions - Loans to/(from) related parties (Details) - Related parties - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Loans to joint venture	$ 331	$ 225	$ 43
Convertible Note 3
Related party transactions
Loans from shareholder		(8,762)	(8,883)
Convertible Note 4
Related party transactions
Loans from shareholder		(4,405)	(3,936)
Convertible Note 5
Related party transactions
Loans from shareholder		(1,114)	(1,124)
Senior Convertible Notes
Related party transactions
Loans from shareholder		(2,438)
Loan from shareholder
Related party transactions
Loans from shareholder		$ (5,531)	$ (1,688)